Equity investments	6 Months Ended
Jun. 30, 2024
Cost Method Investments [Abstract]
Equity investments

Note 8 — Equity investments

Equity investments consist of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
19.0% Investment (1 company in the sales of semiconductor products and related accessories areas)	1,114,030	1,134,680	159,213
10% Investment (1 company)	268,422	268,422	37,664
9.0% Investment (2 company in the AR and virtual reality (“VR”) areas)	8,689,076	8,689,076	1,219,211
5.0% Investment (23 companies in the AR, VR and digital marketing areas)	542,654	542,654	76,143
4.0% Investment (13 companies in the AR, VR, 3D animation and software areas)	289,369	289,369	40,603
3.5% Investment (2 companies in the AR and VR areas)	342,948	342,948	48,121
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	43,867	43,867	6,155
2.0% Investment (3 companies in the AR, VR, 3D animation and software areas)	25,022	25,022	3,511
1.0% Investment (12 companies in the AR, VR, 3D animation, hardware and software areas)	185,320	185,320	26,003
Total	11,500,708	11,521,358	1,616,624

During the year ended December 31, 2023 and the six months ended June 30,2024, the Company totally made 11,500,708 and RMB 11,521,358 (USD 1,616,624) in equity investments, respectively.